Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL INVESTMENT PORTFOLIOS 16
Prospectus Date	rr_ProspectusDate	Sep. 23, 2014
Document Creation Date	dei_DocumentCreationDate	Sep. 23, 2014